Expense Example, No Redemption - Class C	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Expense Example, No Redemption, 10 Years
USD ($)	182	645	1,134	2,483	162	575	1,015	2,236